Reinsurance Contract Assets Held	12 Months Ended
Dec. 31, 2025
Reinsurance Contract Assets Held
Reinsurance Contract Assets Held
9.	Reinsurance Contract Assets Held

	December 31, 2025			December 31, 2024
	PAA	GMM(1)	Total(2)	PAA	GMM(1)	Total(2)
Reinsurance contract assets held	10,337.7	913.3	11,251.0	9,757.2	925.4	10,682.6
(1)	Comprised at December 31, 2025 of reinsurance contract assets held measured under the GMM at Global Insurers and Reinsurers of $245.7, International Insurers and Reinsurers of $252.6 and Life insurance and Run-off of $415.0 (December 31, 2024 - $261.3, $263.5 and $400.6, respectively).
(2)	Total at December 31, 2025 was comprised of ARC of $304.8 and AIC of $10,946.2 (December 31, 2024 - $15.8 and $10,666.8).

Reinsurance contract assets held, measured under the PAA by reporting segment and excluding intercompany balances, were as follows:

	Property and Casualty Insurance and Reinsurance										Life
	North American			Global Insurers			International Insurers				insurance
	Insurers			and Reinsurers			and Reinsurers			Total	and Run-off	Consolidated
	ARC	AIC	Total	ARC	AIC	Total	ARC	AIC	Total
2025
January 1	(87.0)	1,236.2	1,149.2	(1.7)	6,750.2	6,748.5	(460.0)	2,310.6	1,850.6	9,748.3	8.9	9,757.2
December 31	(55.4)	1,409.7	1,354.3	91.7	6,880.5	6,972.2	(280.5)	2,284.5	2,004.0	10,330.5	7.2	10,337.7
2024
January 1	(70.0)	1,250.3	1,180.3	(46.6)	7,007.2	6,960.6	296.7	1,416.1	1,712.8	9,853.7	2.6	9,856.3
December 31	(87.0)	1,236.2	1,149.2	(1.7)	6,750.2	6,748.5	(460.0)	2,310.6	1,850.6	9,748.3	8.9	9,757.2

Movements in reinsurance contract assets held

An analysis of the asset for remaining coverage and the asset for incurred claims for reinsurance contract assets held by the property and casualty insurance and reinsurance reporting segments measured under the PAA for the years ended December 31 were as follows:

Year ended December 31, 2025

	Property and Casualty Insurance and Reinsurance
		Asset for incurred claims (AIC)
	Asset for
	remaining	Estimates of	Risk adjustment
	coverage	present value of	for non-financial
	(ARC)(1)	future cash flows	risk	Total
Balance - January 1	(548.7)	9,449.8	847.2	9,748.3

Changes in the consolidated statement of comprehensive income:
Cost of reinsurance	(5,418.4)	—	—	(5,418.4)
Recoveries of incurred claims and other insurance service expenses	(1.6)	3,684.6	309.4	3,992.4
Prior year reserve development and release of risk adjustment on prior year claims(2)	—	(120.0)	(275.4)	(395.4)
Recoveries of insurance service expenses	(1.6)	3,564.6	34.0	3,597.0
Net reinsurance result	(5,420.0)	3,564.6	34.0	(1,821.4)
Net finance income from reinsurance contract assets held	0.5	562.6	—	563.1
Foreign exchange effects	(1.9)	174.5	17.3	189.9
Total changes in the consolidated statement of comprehensive income	(5,421.4)	4,301.7	51.3	(1,068.4)
Cash flows:
Premiums paid	5,643.6	—	—	5,643.6
Claims and other insurance service expenses recovered	—	(3,939.3)	—	(3,939.3)
Changes in funds withheld	(5.9)	(30.9)	—	(36.8)
	5,637.7	(3,970.2)	—	1,667.5
Investment components and other	88.2	(122.3)	17.2	(16.9)
Balance - December 31	(244.2)	9,659.0	915.7	10,330.5
(1)	Includes loss recovery components of $73.4 at January 1, 2025 and $1.9 at December 31, 2025.
(2)

Reflects the release of risk adjustment for non-financial risk as claims are recovered, comprised of the Global Insurers and Reinsurers ($163.3), International Insurers and Reinsurers ($72.0) and the North American Insurers ($40.1) reporting segments. When claims are initially incurred, the risk adjustment is included within recoveries of incurred claims and other insurance service expenses in the table above. Prior year reserve development, included within estimates of present value of future cash flows, comprised adverse prior year reserve development at the International Insurers and Reinsurers ($206.1) reporting segment, partially offset by of favourable prior year reserve development at the North American Insurers ($46.2) and Global Insurers and Reinsurers ($39.9) reporting segments.

Year ended December 31, 2024

	Property and Casualty Insurance and Reinsurance
		Asset for incurred claims (AIC)
	Asset for
	remaining	Estimates of	Risk adjustment
	coverage	present value of	for non-financial
	(ARC)(1)	future cash flows	risk	Total
Balance - January 1	180.1	8,821.0	852.6	9,853.7

Changes in the consolidated statement of comprehensive income:
Cost of reinsurance(2)	(6,004.8)	—	—	(6,004.8)
Recoveries of incurred claims and other insurance service expenses(2)	51.0	4,123.9	305.6	4,480.5
Prior year reserve development and release of risk adjustment on prior year claims(3)	—	73.4	(291.9)	(218.5)
Recoveries of insurance service expenses(2)	51.0	4,197.3	13.7	4,262.0
Net reinsurance result	(5,953.8)	4,197.3	13.7	(1,742.8)
Net finance income (expense) from reinsurance contract assets held	(0.2)	461.1	—	460.9
Foreign exchange effects	7.9	(181.6)	(15.7)	(189.4)
Total changes in the consolidated statement of comprehensive income	(5,946.1)	4,476.8	(2.0)	(1,471.3)
Cash flows:
Premiums paid	5,804.4	—	—	5,804.4
Claims and other insurance service expenses recovered	—	(4,403.2)	—	(4,403.2)
Changes in funds withheld	(4.7)	(35.7)	—	(40.4)
	5,799.7	(4,438.9)	—	1,360.8
Investment components and other	(582.4)	592.2	(3.4)	6.4
Contracts recognized on acquisition of subsidiary	—	(1.3)	—	(1.3)
Balance - December 31	(548.7)	9,449.8	847.2	9,748.3
(1)	Includes loss recovery components of $23.0 at January 1, 2024 and $73.4 at December 31, 2024.
(2)	Reinsurance contracts acquired on the acquisition of Gulf Insurance were primarily accounted for as if the company had entered into the contracts on the acquisition date of December 26, 2023, with the fair value of the contracts deemed as the premiums paid. Consequently, the fair value of the reinsurance contracts acquired, comprising ceded claims in their settlement period and unearned ceded premiums, are included within the ARC, except settled ceded claims where payment has not yet been received, which are included within the AIC. Ceded claims acquired in their settlement period and included within the ARC are recognized in cost of reinsurance based on the expected amount and timing of ceded claims settlements, and the actual settlement of ceded claims is included within recoveries of incurred claims and other insurance service expenses. Unearned ceded premiums are recognized in cost of reinsurance over the remaining coverage period. During 2024 Gulf Insurance contributed cost of reinsurance of $1,301.3, including $338.8 related to acquired contracts, and recoveries of insurance service expenses of $1,064.5, including $392.9 related to acquired contracts. The effect of acquired contracts benefited the net reinsurance result by $54.1.
(3)	Reflects the release of risk adjustment for non-financial risk as claims are recovered, primarily at the Global Insurers and Reinsurers ($217.4) and the North American Insurers ($43.2) reporting segments. When claims are initially incurred, the risk adjustment is included within recoveries of incurred claims and other insurance service expenses in the table above. Prior year reserve development, included within estimates of present value of future cash flows, is comprised of favourable prior year reserve development at the North American Insurers ($81.7) and Global Insurers and Reinsurers ($32.0) reporting segments, partially offset by adverse prior year reserve development at the International Insurers and Reinsurers ($40.3) reporting segment.